Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 1,595,697	$ 341,543
Trade and other receivables, less allowance for credit losses of $66,006.82 and $67,579.81 as of March 31, 2025 and December 31, 2024, respectively	799,537	933,824
Inventories, net	736,630	922,107
Prepaid income taxes	4	39
Other current financial assets	54,552	54,422
Other current assets	280,419	74,555
Total current assets	3,466,839	2,326,489
Equipment and vehicles, net	999	2,334
Operating lease right-of-use assets, net	68,595	78,484
Intangible assets, net	146,159,289	148,056,852
Goodwill	24,412,190	24,354,066
Other non-current financial assets	349,964	329,252
Deferred tax assets	92,320	92,101
Total assets	174,550,197	175,239,579
Current liabilities:
Short-term borrowing	1,649,175	1,799,796
Short-term corporate bond	2,563,000
Trade and other payables	7,296,793	1,078,760
Accrued expenses	726,325	459,883
Operating lease liabilities-current	42,028	44,741
Other current liabilities	1,002,877	79,777
Income taxes payable	358,588	255
Current portion - LT debt	245,482
Total current liabilities	13,884,268	3,463,212
Long-term debt	253,042	497,615
Operating lease liabilities- non-current	26,331	33,372
Other non-current liabilities	1,661	1,657
Deferred tax liabilities	28,102,418	28,035,508
Total liabilities	42,267,720	32,031,364
Stockholders’ equity:
Common stock, ₩5,000 par value, Authorized 100,000,000 shares; 19,276,978 shares and 2,155,000 shares issued and outstanding as of March 31, 2025 and December 31, 2024, respectively	1,928	216
Additional paid-in capital	106,082,223	162,606,449
Accumulated deficit	(30,565,877)	(19,173,063)
Accumulated other comprehensive income	241,690	(225,386)
Non-controlling interests	56,522,514
Total stockholders’ equity	132,282,477	143,208,215
Total liabilities and stockholders’ equity	$ 174,550,197	$ 175,239,579